UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 24.8%
Consumer Discretionary 2.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	49,478
Aztar Corp., 7.875%, 6/15/2014	149,000	157,567
Cablevision Systems Corp., Series B, 9.62% *, 4/1/2009	29,000	30,740
Caesars Entertainment, Inc., 8.875%, 9/15/2008	49,000	51,450
Clear Channel Communications, Inc., 4.625%, 1/15/2008	2,500,000	2,448,337
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	30,000	23,663
CSC Holdings, Inc.:
7.25%, 7/15/2008	53,000	53,066
7.875%, 12/15/2007	119,000	120,488
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	2,500,000	2,459,122
Dex Media East LLC/Financial, 12.125%, 11/15/2012	308,000	345,730
EchoStar DBS Corp.:
6.625%, 10/1/2014	24,000	22,560
144A, 7.125%, 2/1/2016	50,000	48,125
Foot Locker, Inc., 8.5%, 1/15/2022	60,000	60,525
Ford Motor Co., 7.45%, 7/16/2031	11,000	7,948
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	185,000	177,137
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	145,000	159,137
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	23,063
Hertz Corp., 144A, 8.875%, 1/1/2014	100,000	102,500
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	120,000	113,250
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	75,000	75,375
Lear Corp.:
Series B, 5.75%, 8/1/2014	25,000	20,375
Series B, 8.11%, 5/15/2009	85,000	82,875
Levi Strauss & Co., 9.74% *, 4/1/2012	20,000	20,350
Liberty Media Corp.:
5.7%, 5/15/2013	25,000	22,703
8.25%, 2/1/2030	50,000	47,857
8.5%, 7/15/2029	80,000	77,806
Linens 'n Things, Inc., 144A, 10.702% *, 1/15/2014	40,000	37,900
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	9,600
MGM MIRAGE:
8.375%, 2/1/2011	47,000	48,175
9.75%, 6/1/2007	75,000	77,063
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	64,431
NCL Corp., 10.625%, 7/15/2014	10,000	9,825
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	20,000	20,675
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	75,000	77,438
PRIMEDIA, Inc.:
8.875%, 5/15/2011	33,000	31,680
10.545% *, 5/15/2010	80,000	81,700
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	168,000	181,440
Rexnord Corp., 10.125%, 12/15/2012	20,000	22,147

Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	149,000	155,705
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014	35,000	32,463
Time Warner, Inc., 6.15%, 5/1/2007	2,500,000	2,508,575
TRW Automotive, Inc., 11.0%, 2/15/2013	179,000	195,557
United Auto Group, Inc., 9.625%, 3/15/2012	167,000	174,515
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	47,000	48,586

		10,578,702
Consumer Staples 1.1%
Alliance One International, Inc., 11.0%, 5/15/2012	29,000	27,550
Birds Eye Foods, Inc., 11.875%, 11/1/2008	58,000	59,088
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	43,890
9.0%, 4/15/2031	180,000	197,390
Harry & David Holdings, Inc., 10.231% *, 3/1/2012	45,000	42,750
Kraft Foods, Inc., 4.0%, 10/1/2008	2,500,000	2,409,002
Safeway, Inc., 4.8%, 7/16/2007	2,500,000	2,471,497
Swift & Co.:
10.125%, 10/1/2009	43,000	43,753
12.5%, 1/1/2010	12,000	11,940
Viskase Co., Inc., 11.5%, 6/15/2011	155,000	160,231

		5,467,091
Energy 0.4%
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	110,000	109,450
Chesapeake Energy Corp.:
6.25%, 1/15/2018	75,000	68,438
6.875%, 1/15/2016	145,000	137,025
7.75%, 1/15/2015	60,000	60,150
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	130,000	113,750
144A, 8.375%, 5/1/2016	105,000	103,425
El Paso Production Holding Corp., 7.75%, 6/1/2013	93,000	93,697
Frontier Oil Corp., 6.625%, 10/1/2011	140,000	134,050
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	110,000	110,000
Plains Exploration & Production Co.:
7.125%, 6/15/2014	55,000	54,175
Series B, 8.75%, 7/1/2012	50,000	52,375
Range Resources Corp., 7.5%, 5/15/2016	45,000	44,438
Southern Natural Gas, 8.875%, 3/15/2010	154,000	162,663
Stone Energy Corp.:
6.75%, 12/15/2014	105,000	105,394
144A, 8.24% *, 7/15/2010	135,000	135,000
Williams Companies, Inc.:
8.125%, 3/15/2012	248,000	257,300
8.75%, 3/15/2032	129,000	140,287

		1,881,617
Financials 17.4%
American General Finance Corp.:
2.75%, 6/15/2008	1,500,000	1,420,088
Series H, 4.5%, 11/15/2007	4,000,000	3,939,884
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	97,350
Bear Stearns Companies, Inc., 2.875%, 7/2/2008	5,000,000	4,743,290
Boeing Capital Corp., 4.75%, 8/25/2008	4,000,000	3,930,788
Capital One Bank, 4.25%, 12/1/2008	2,000,000	1,934,536
CIT Group, Inc.:
3.375%, 4/1/2009	2,500,000	2,355,360

4.75%, 8/15/2008	2,000,000	1,961,870
E*TRADE Financial Corp.:
7.375%, 9/15/2013	50,000	50,000
7.875%, 12/1/2015	40,000	41,000
8.0%, 6/15/2011	68,000	69,360
EOP Operating LP, 7.75%, 11/15/2007	1,350,000	1,383,415
Ford Motor Credit Co.:
7.25%, 10/25/2011	269,000	238,623
7.375%, 10/28/2009	490,000	453,024
7.875%, 6/15/2010	150,000	138,374
General Electric Capital Corp., Series A, 3.6%, 10/15/2008	5,000,000	4,786,490
General Motors Acceptance Corp.:
4.5%, 7/15/2006	5,500,000	5,497,426
6.875%, 9/15/2011	508,000	484,713
8.0%, 11/1/2031	200,000	192,230
H&E Equipment/Finance:
11.125%, 6/15/2012	29,000	32,024
12.5%, 6/15/2013	20,000	22,474
HSBC Finance Corp., 4.125%, 12/15/2008	5,500,000	5,315,304
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	5,000,000	4,896,235
JPMorgan Chase & Co., Series A, 6.0%, 1/15/2009	5,000,000	5,029,000
Lehman Brothers Holdings, Inc., 7.0%, 2/1/2008	5,000,000	5,093,525
MBNA Corp., 4.625%, 9/15/2008	4,390,000	4,298,091
Merrill Lynch & Co., Inc., Series C, 4.831%, 10/27/2008	4,000,000	3,926,816
Popular North America, Inc., Series E, 3.875%, 10/1/2008	4,000,000	3,827,092
Poster Financial Group, Inc., 8.75%, 12/1/2011	116,000	120,640
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	106,000	116,335
Residential Capital Corp., 6.875% *, 6/29/2007	10,000,000	10,032,340
Textron Financial Corp., Series E, 4.125%, 3/3/2008	2,000,000	1,948,558
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,500,000	3,353,263
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	82,000	61,910
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	52,000	51,220
Universal City Development, 11.75%, 4/1/2010	115,000	125,206
Verizon Global Funding Corp., 4.0%, 1/15/2008	2,000,000	1,949,476
Wachovia Bank NA, 4.375%, 8/15/2008	4,000,000	3,899,580

		87,816,910
Health Care 0.8%
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	127,000	124,777
Wyeth, 4.375%, 3/1/2008	4,000,000	3,918,916

		4,043,693
Industrials 0.3%
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	18,430
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	135,000	143,100
Browning-Ferris Industries:
7.4%, 9/15/2035	125,000	111,250
9.25%, 5/1/2021	66,000	66,990
Case New Holland, Inc., 9.25%, 8/1/2011	150,000	157,875
Cenveo Corp., 7.875%, 12/1/2013	119,000	116,025
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	59,000	57,968
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	100,000	102,000
144A, 11.44% *, 7/1/2012	45,000	45,900
DRS Technologies, Inc., 7.625%, 2/1/2018	65,000	64,675
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	130,000	112,775

8.875%, 4/1/2012	129,000	128,355
Kansas City Southern:
7.5%, 6/15/2009	40,000	40,000
9.5%, 10/1/2008	188,000	196,930
Millennium America, Inc., 9.25%, 6/15/2008	53,000	54,325
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	30,000	33,225
Ship Finance International Ltd., 8.5%, 12/15/2013	32,000	30,400
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	66,000	70,950
Xerox Capital Trust I, 8.0%, 2/1/2027	47,000	47,176
Xerox Corp., 6.4%, 3/15/2016	80,000	75,500

		1,673,849
Information Technology 0.2%
L-3 Communications Corp.:
5.875%, 1/15/2015	125,000	116,562
Series B, 6.375%, 10/15/2015	45,000	42,975
Lucent Technologies, Inc., 6.45%, 3/15/2029	313,000	266,050
Sanmina-SCI Corp., 8.125%, 3/1/2016	70,000	68,250
UGS Corp., 10.0%, 6/1/2012	95,000	102,125
Unisys Corp., 7.875%, 4/1/2008	170,000	170,000

		765,962
Materials 0.8%
ARCO Chemical Co., 9.8%, 2/1/2020	205,000	240,875
Chemtura Corp., 6.875%, 6/1/2016	45,000	43,481
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	45,000	35,775
Dayton Superior Corp., 10.75%, 9/15/2008	16,000	16,240
Dow Chemical Co., 5.97%, 1/15/2009	2,000,000	2,011,864
Equistar Chemical Funding, 10.625%, 5/1/2011	90,000	96,638
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	110,000	111,100
GEO Specialty Chemicals, Inc., 144A, 13.479% *, 12/31/2009	148,000	128,945
Greif, Inc., 8.875%, 8/1/2012	60,000	63,150
Hexcel Corp., 6.75%, 2/1/2015	55,000	51,425
Huntsman LLC, 11.625%, 10/15/2010	144,000	159,120
IMC Global, Inc., 10.875%, 8/1/2013	152,000	169,100
International Steel Group, Inc., 6.5%, 4/15/2014	45,000	42,525
Lyondell Chemical Co., 10.5%, 6/1/2013	30,000	33,000
Massey Energy Co.:
6.625%, 11/15/2010	80,000	78,800
6.875%, 12/15/2013	70,000	65,100
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	88,000	73,920
Neenah Foundry Co., 144A, 11.0%, 9/30/2010	146,000	157,680
Omnova Solutions, Inc., 11.25%, 6/1/2010	130,000	137,800
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	35,000	36,750
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	44,000	47,025
United States Steel Corp., 9.75%, 5/15/2010	94,000	100,110
Witco Corp., 6.875%, 2/1/2026	55,000	48,950

		3,949,378
Telecommunication Services 0.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011	30,000	31,575
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	141,000	138,885
8.375%, 1/15/2014	105,000	103,425
Insight Midwest LP, 9.75%, 10/1/2009	56,000	57,120
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	230,000	234,112

PanAmSat Corp., 144A, 9.0%, 6/15/2016	50,000	50,750
Qwest Corp., 7.25%, 9/15/2025	91,000	85,085
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	88,800
Windstream Corp., 144A, 8.625%, 8/1/2016	70,000	71,575

		861,327
Utilities 1.5%
AES Corp., 144A, 8.75%, 5/15/2013	330,000	353,100
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	251,000	266,688
CMS Energy Corp., 8.5%, 4/15/2011	236,000	246,030
Dominion Resources, Inc., 4.125%, 2/15/2008	2,500,000	2,437,078
Mirant North America LLC, 144A, 7.375%, 12/31/2013	30,000	28,950
Mission Energy Holding Co., 13.5%, 7/15/2008	293,000	326,695
NRG Energy, Inc.:
7.25%, 2/1/2014	120,000	117,000
7.375%, 2/1/2016	215,000	209,625
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	242,000	261,360
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,402,007
Sierra Pacific Resources:
6.75%, 8/15/2017	70,000	66,137
8.625%, 3/15/2014	50,000	52,967

		7,767,637

Total Corporate Bonds (Cost $126,626,959)		124,806,166
Foreign Bonds - US$ Denominated 0.7%
Consumer Discretionary 0.1%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	160,000	171,600
Shaw Communications, Inc., 8.25%, 4/11/2010	62,000	64,015

		235,615
Energy 0.0%
Secunda International Ltd., 13.068% *, 9/1/2012	54,000	56,430
Financials 0.3%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	200,000	230,500
Doral Financial Corp., 5.91% *, 7/20/2007	110,000	104,780
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	1,500,000	1,405,310

		1,740,590
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	103,000	104,288
Industrials 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	105,000	111,825
10.25%, 6/15/2007	178,000	183,340
12.5%, 6/15/2012	61,000	67,252
Stena AB, 9.625%, 12/1/2012	30,000	31,875

		394,292
Materials 0.1%
Cascades, Inc., 7.25%, 2/15/2013	102,000	94,350
ISPAT Inland ULC, 9.75%, 4/1/2014	143,000	157,658
Novelis, Inc., 144A, 7.25%, 2/15/2015	85,000	81,600

		333,608

Sovereign Bonds 0.0%
United Mexican States, 5.625%, 1/15/2017	62,000	57,660
Telecommunication Services 0.1%
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016	10,000	10,250
Millicom International Cellular SA, 10.0%, 12/1/2013	25,000	27,875
Nortel Networks Ltd.:
144A, 9.73% *, 7/15/2011	120,000	122,100
144A, 10.125%, 7/15/2013	55,000	55,962
144A, 10.75%, 7/15/2016	40,000	40,700
Stratos Global Corp., 144A, 9.875%, 2/15/2013	90,000	84,600

		341,487

Total Foreign Bonds - US$ Denominated (Cost $3,313,715)		3,263,970
Asset Backed 17.5%
Automobile Receivables 5.2%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	1,841,000	1,813,821
Hertz Vehicle Financing LLC, "A3", Series 2004-1A, 144A, 2.85%, 5/25/2009	10,000,000	9,570,515
Nissan Auto Receivables Owner Trust:
"A4", Series 2005-A, 3.82%, 7/15/2010	6,734,000	6,527,260
"A4", Series 2006-A, 4.77%, 7/15/2011	2,011,000	1,967,423
Triad Auto Receivables Owner Trust, "A4", Series 2006-A, 4.88%, 4/12/2013	6,030,000	5,898,664
Union Acceptance Corp., "A4", Series 2002-A, 5.09%, 7/8/2008	367,620	367,588

		26,145,271
Credit Card Receivables 3.3%
Capital One Multi-Asset Execution Trust, "A4", Series 2003-A4, 3.65%, 7/15/2011	4,160,000	3,999,833
Citibank Credit Card Issuance Trust, "A2", Series 2006-A2, 4.85%, 2/10/2011	6,500,000	6,384,817
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,003,790
MBNA Credit Card Master Note Trust, "B1", Series 2002-B1, 5.15%, 7/15/2009	700,000	697,854
Providian Gateway Master Trust, "D", Series 2004-FA, 144A, 4.45%, 11/15/2011	1,530,000	1,500,356
Providian Master Note Trust, "B1", Series 2006-B1A, 144A, 5.35%, 3/15/2013	3,110,000	3,078,900

		16,665,550
Home Equity Loans 4.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,980,000	1,921,218
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,500,000	2,472,491
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,797,912
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	316,026	315,148
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.09%, 4/25/2033	5,151,193	5,052,218
Renaissance Home Equity Loan Trust, "A2", Series 2005-4, 5.399%, 2/25/2036	1,400,000	1,386,487
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	3,200,000	3,063,510
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	2,127,000	2,111,034

		21,120,018
Manufactured Housing Receivables 2.2%
Green Tree Financial Corp., "A5", Series 1994-1, 7.65%, 4/15/2019	1,883,760	1,939,768
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	2,913,282	2,923,990
Vanderbilt Acquisition Loan Trust, "A3", Series 2002-1, 5.7%, 9/7/2023	5,511,324	5,501,001
Vanderbilt Mortgage Finance, "A3", Series 2002-A, 5.58%, 3/7/2018	882,870	879,643

		11,244,402
Miscellaneous 2.6%
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	6,484,000	6,120,980

SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	5,000,000	5,000,327

		11,121,307

Total Asset Backed (Cost $87,931,382)		86,296,548
Commercial and Non-Agency Mortgage-Backed Securities 29.4%
Adjustable Rate Mortgage Trust, "1A21", Series 2005-10, 4.738%*, 1/25/2036	9,560,391	9,425,428
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2002-TOP8, 144A, Interest Only, 2.1025% ***, 8/15/2038	18,880,719	1,250,974
"A1", Series 2000-WF2, 7.11%, 10/15/2032	360,868	366,279
"A1", Series 2000-WF1, 7.64%, 2/15/2032	32,138	32,789
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	2,361,014	2,385,270
Citigroup Commercial Mortgage Trust, "XP", Series 2004-C2, 144A, Interest Only, 0.9601% ***, 10/15/2041	191,187,429	7,294,183
Commercial Mortgage Acceptance Corp., "A2", Series 1998-C2, 6.03%, 9/15/2030	3,723,431	3,736,084
CS First Boston Mortgage Securities Corp., "A3", Series 2001-CF2, 6.238%, 2/15/2034	1,578,837	1,585,017
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	3,153,149	3,180,192
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	6,713,391	6,778,201
First Horizon Alternative Mortgage Securities, "A5", Series 2005-FA9, 5.5%, 12/25/2035	9,066,807	8,954,174
First Union National Bank Commercial Mortgage, "A1", Series 1999-C4, 7.184%, 12/15/2031	160,389	161,081
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	5,553,728	5,591,165
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	7,349,127	7,427,648
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	5,089,854	5,130,419
Greenwich Capital Commercial Funding Corp., "XP", Series 2005-GG3, 144A, Interest Only, 0.803% ***, 8/10/2042	260,000,000	7,596,992
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	452,135	454,831
LB Commercial Conduit Mortgage Trust:
"A1", Series 1999-C1, 6.41%, 6/15/2031	191,448	191,465
"A3", Series 1998-C1, 6.48%, 2/18/2030	7,624,722	7,672,478
LB-UBS Commercial Conduit Mortgage Trust, "A1", Series 2000-C3, 7.95%, 5/15/2015	541,898	553,058
LB-UBS Commercial Mortgage Trust, "XCP", Series 2004-C8, 144A, Interest Only, 0.8156% ***, 12/15/2039	363,245,839	10,273,355
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	2,000,000	1,948,223
"A2", Series 1998-HF2, 6.48%, 11/15/2030	8,060,958	8,156,871
"A2", Series 1998-WF2, 6.54%, 7/15/2030	5,194,180	5,254,473
"A2", Series 1998-WF1, 6.55%, 3/15/2030	4,205,004	4,232,859
National Collegiate Student Loan Trust, "AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	6,900,000	1,780,807
PHHMC Mortgage Pass Through Certificates, "A2", Series 2006-2, 6.172%, 7/18/2036	6,050,000	6,131,297
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	5,924,258	5,979,452
Residential Funding Mortgage Security I, "A5", Series 2005-S9, 5.75%, 12/25/2035	11,186,000	11,078,009
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17, 144A, Interest Only, 0.2816% ***, 3/15/2042	429,122,078	5,483,193
Washington Mutual Alternative Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	6,107,955	6,059,074
Wells Fargo Mortgage Backed Securities Trust, "2A3", Series 2006-AR8, 5.24%, 4/25/2036	3,807,337	3,756,634

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $157,481,175)		149,901,975

Collateralized Mortgage Obligations 6.3%
Federal Home Loan Mortgage Corp., "CQ", Series 2434, 6.5%, 8/15/2023				8,968,582	9,035,384
Federal National Mortgage Association:
"PB", Series 2003-7, 4.5%, 11/25/2022				3,900,089	3,874,751
"PF", Series 2005-25, 5.673% *, 4/25/2035				18,805,325	18,797,508

Total Collateralized Mortgage Obligations (Cost $31,880,288)					31,707,643
Government National Mortgage Association 0.9%
Government National Mortgage Association, 6.0%, 1/15/2021 (Cost $4,721,739)				4,594,668	4,632,885
US Treasury Obligations 13.4%
US Treasury Bill, 4.58% **, 7/20/2006 (a)				4,535,000	4,524,038
US Treasury Notes:
3.125%, 10/15/2008				21,459,000	20,531,907
4.0%, 8/31/2007				9,000,000	8,873,082
4.25%, 10/31/2007				2,000,000	1,975,078
4.375%, 1/31/2008				12,500,000	12,344,237
4.875%, 5/31/2008				10,106,100	10,049,548
6.125%, 8/15/2007				9,000,000	9,081,207

Total US Treasury Obligations (Cost $67,465,664)					67,379,097
				Shares	Value ($)

Cash Equivalents 4.2%
Cash Management QP Trust, 5.07% (b) (Cost $21,150,140)				21,150,140	21,150,140
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 500,571,062)				97.2	489,138,424
Other Assets and Liabilities, Net				2.8	14,104,111

Net Assets				100.0	503,242,535

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

**				Annualized yield at time of purchase; not a coupon rate.
***				These securities are shown at their current rate as of June 30, 2006.
(a)				At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
At June 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/20/2006	94	9,923,895	9,856,781	(67,114)

10Year Japan Government Bond	9/8/2006	28	32,292,194	32,210,765	(81,429)
10 Canada Government Bond	9/20/2006	120	12,062,945	11,860,253	(202,692)
10 Year Federal Republic of Germany Bond	9/7/2006	371	54,979,493	54,722,536	(256,957)

Total net unrealized depreciation					(608,192)

At June 30, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5-Year US Treasury Note	9/29/2006	369	38,349,652	38,156,906	192,746
10 Year Australia Bond	9/15/2006	253	19,268,296	19,104,120	164,176
2 Year Federal Republic of Germany Bond	9/7/2006	433	57,666,597	57,592,661	73,936
UK Treasury Bond	9/27/2006	193	39,315,205	38,865,959	449,246
Total net unrealized appreciation					880,104

As of June 30, 2006, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation (US $)
NOK	719,000	USD	116,517	9/20/2006	357
USD	3,585,409	AUD	4,839,000	9/20/2006	6,742
USD	19,325,411	GBP	10,483,000	9/20/2006	96,036
USD	14,212,939	SGD	22,599,000	9/20/2006	119,101
Total unrealized appreciation					222,236

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation (US $)
JPY	4,656,559,000	USD	41,142,949	9/20/2006	(21,798)
USD	3,444,656	EUR	2,715,000	9/20/2006	(46,950)
USD	10,798,201	CHF	13,169,000	9/20/2006	(70,449)
USD	38,622,440	CAD	42,616,000	9/20/2006	(352,273)

SEK	218,115,000	USD	29,858,725	9/20/2006	(657,611)
Total unrealized depreciation					(1,149,081)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
NOK	Norwegian Krone	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006